                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   Form 13 F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/10

Check here if amendment [X]; Amendment Number 1

This Amendment (Check only one):  [X] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Edward D. Jones & Co., L.P.

Address: 12555 Manchester Road
         St. Louis, MO 63131

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is singed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Arthur V. Russell
Title:   Principal, Investment Advisory
Phone:   314-515-5391

Signature, Place, and Date of Signing:

--------------------   ----------------   ---------
[Arthur V. Russell]    [St. Louis, MO]    [2/7/11]

Report Type (check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

Form 13F File Number. Name

28-

[Repeat as necessary.]

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 42

Form 13F Information Table Value Total  1,973,301

List of the Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state NONE and omit the column headings and list entries.]

NONE

No.        Form 13F File Number         Name

    28-

[Repeat as necessary.]

Form 13F Information Table

October 2010

                          Form 13F Information Table

                                                                                                                        VOTING
                                                                                                                       AUTHORITY
                                            TITLE                 "SHRS OR                                               SOLE
                                             OF          "VALUE     PRN       SH /     "PUT /     "INVESTMENT  "OTHER   SHARED
NAME OF ISSUER                       TICKER CLASS CUSIP (X$1000)"   AMT"      PRN      CALL"      DISCRETION" MANAGER"   NONE
--------------                       ------ ----- ----- --------- -------- ----------- ------ --  ----------- -------- ---------
Vanguard Total Bond Market            ETF    BND   ETF  921937835 470,753  470,753,449  Prn   NA       Y         N       None
iShares MSCI EAFE Value Index         EFV    ETF        464288877 162,632  162,632,099  Prn   NA       Y         N       None
Vanguard High Dividend Yield Indx     ETF    VYM   ETF  921946406 148,239  148,238,642  Prn   NA       Y         N       None
iShares Russell 1000 Value Index      IWD    ETF        464287598 160,667  160,667,097  Prn   NA       Y         N       None
Vanguard Value                        ETF    VTV   ETF  922908744 172,250  172,250,140  Prn   NA       Y         N       None
SPDR S&P Dividend                     SDY    ETF        78464A763 123,446  123,445,951  Prn   NA       Y         N       None
iShares Russell 1000 Growth Index     IWF    ETF        464287614 125,741  125,741,128  Prn   NA       Y         N       None
Vanguard FTSE All-World ex-US         ETF    VEU   ETF  922042775  75,248   75,248,111  Prn   NA       Y         N       None
iShares S&P 100 Index                 OEF    ETF        464287101  74,914   74,914,453  Prn   NA       Y         N       None
Vanguard Growth ETF                   VUG    ETF        922908736  78,840   78,840,002  Prn   NA       Y         N       None
iShares MSCI EAFE Index               EFA    ETF        464287465  70,319   70,318,815  Prn   NA       Y         N       None
iShares MSCI EAFE Growth Index        EFG    ETF        464288885  52,353   52,353,490  Prn   NA       Y         N       None
iShares Russell 1000 Index            IWB    ETF        464287622  48,191   48,190,970  Prn   NA       Y         N       None
iShares Russell Midcap Index          IWR    ETF        464287499  39,385   39,384,833  Prn   NA       Y         N       None
SPDR Dow Jones Industrial Average     DIA    ETF        78467X109  37,209   37,209,040  Prn   NA       Y         N       None
Vanguard Short-Term Bond              ETF    BSV   ETF  921937827  35,358   35,358,316  Prn   NA       Y         N       None
iShares Russell 2000 Index            IWM    ETF        464287655  23,373   23,373,339  Prn   NA       Y         N       None
Vanguard Intermediate-Term Bond       ETF    BIV   ETF  921937819  17,033   17,033,294  Prn   NA       Y         N       None
iShares Russell Midcap Growth Index   IWP    ETF        464287481  10,689   10,688,874  Prn   NA       Y         N       None
iShares Russell Midcap Value Index    IWS    ETF        464287473   6,329    6,329,306  Prn   NA       Y         N       None
iShares Russell 3000 Value Index      IWW    ETF        464287663   5,458    5,458,131  Prn   NA       Y         N       None
Vanguard Small Cap Value              ETF    VBR   ETF  922908611   3,879    3,879,150  Prn   NA       Y         N       None
Vanguard Total Stock Market           ETF    VTI   ETF  922908769   3,267    3,266,953  Prn   NA       Y         N       None
Rydex S&P Equal Weight                RSP    ETF        78355W106   3,264    3,264,106  Prn   NA       Y         N       None
Vanguard Mid-Cap Value                ETF    VOE   ETF  922908512   2,903    2,902,676  Prn   NA       Y         N       None

                                     IN SEC
                                      13F
                                     FILING
NAME OF ISSUER                       (Y/N)
--------------                       ------
Vanguard Total Bond Market             Y
iShares MSCI EAFE Value Index          Y
Vanguard High Dividend Yield Indx      Y
iShares Russell 1000 Value Index       Y
Vanguard Value                         Y
SPDR S&P Dividend                      Y
iShares Russell 1000 Growth Index      Y
Vanguard FTSE All-World ex-US          Y
iShares S&P 100 Index                  Y
Vanguard Growth ETF                    Y
iShares MSCI EAFE Index                Y
iShares MSCI EAFE Growth Index         Y
iShares Russell 1000 Index             Y
iShares Russell Midcap Index           Y
SPDR Dow Jones Industrial Average      Y
Vanguard Short-Term Bond               Y
iShares Russell 2000 Index             Y
Vanguard Intermediate-Term Bond        Y
iShares Russell Midcap Growth Index    Y
iShares Russell Midcap Value Index     Y
iShares Russell 3000 Value Index       Y
Vanguard Small Cap Value               Y
Vanguard Total Stock Market            Y
Rydex S&P Equal Weight                 Y
Vanguard Mid-Cap Value                 Y

                                                                                                                     VOTING
                                                                                                                    AUTHORITY
                                             TITLE                 "SHRS                                              SOLE
                                              OF          "VALUE   OR PRN   SH /    "PUT /     "INVESTMENT  "OTHER   SHARED
NAME OF ISSUER                        TICKER CLASS CUSIP (X$1000)"  AMT"    PRN     CALL"      DISCRETION" MANAGER"   NONE
--------------                        ------ ----- ----- --------- ------ --------- ------ --  ----------- -------- ---------
iShares S&P 500 Value Index            IVE    ETF        464287408 2,531  2,531,264  Prn   NA       Y         N       None
iShares S&P MidCap 400 Value Index     IJJ    ETF        464287705 2,458  2,458,333  Prn   NA       Y         N       None
iShares S&P SmallCap 600 Value Index   IJS    ETF        464287879 1,403  1,402,790  Prn   NA       Y         N       None
Vanguard Mid-Cap                       ETF     VO   ETF  922908629 1,380  1,380,488  Prn   NA       Y         N       None
iShares S&P MidCap 400 Index           IJH    ETF        464287507 1,376  1,375,742  Prn   NA       Y         N       None
iShares Russell 3000 Index             IWV    ETF        464287689 1,348  1,348,276  Prn   NA       Y         N       None
Vanguard Small Cap                     ETF     VB   ETF  922908751 1,355  1,354,606  Prn   NA       Y         N       None
SPDR S&P 500                           SPY    ETF        78462F103 1,256  1,255,865  Prn   NA       Y         N       None
Vanguard Small Cap Growth              ETF    VBK   ETF  922908595 1,393  1,393,404  Prn   NA       Y         N       None
iShares S&P 500 Growth Index           IVW    ETF        464287309 1,180  1,179,599  Prn   NA       Y         N       None
Vanguard Large Cap                     ETF     VV   ETF  922908637 1,255  1,254,631  Prn   NA       Y         N       None
iShares S&P SmallCap 600 Index         IJR    ETF        464287804   790    789,801  Prn   NA       Y         N       None
iShares Russell 2000 Value Index       IWN    ETF        464287630   706    706,208  Prn   NA       Y         N       None
iShares Russell 3000 Growth Index      IWZ    ETF        464287671   713    712,961  Prn   NA       Y         N       None
Vanguard Mid-Cap Growth                ETF    VOT   ETF  922908538   697    696,701  Prn   NA       Y         N       None
iShares S&P MidCap 400 Growth Index    IJK    ETF        464287606   646    645,917  Prn   NA       Y         N       None
iShares Russell 2000 Growth Index      IWO    ETF        464287648   580    579,857  Prn   NA       Y         N       None
iShares S&P SmallCap 600 Growth        IJT    ETF        464287887   492    491,942  Prn   NA       Y         N       None

                                      IN SEC
                                       13F
                                      FILING
NAME OF ISSUER                        (Y/N)
--------------                        ------
iShares S&P 500 Value Index             Y
iShares S&P MidCap 400 Value Index      Y
iShares S&P SmallCap 600 Value Index    Y
Vanguard Mid-Cap                        Y
iShares S&P MidCap 400 Index            Y
iShares Russell 3000 Index              Y
Vanguard Small Cap                      Y
SPDR S&P 500                            Y
Vanguard Small Cap Growth               Y
iShares S&P 500 Growth Index            Y
Vanguard Large Cap                      Y
iShares S&P SmallCap 600 Index          Y
iShares Russell 2000 Value Index        Y
iShares Russell 3000 Growth Index       Y
Vanguard Mid-Cap Growth                 Y
iShares S&P MidCap 400 Growth Index     Y
iShares Russell 2000 Growth Index       Y
iShares S&P SmallCap 600 Growth         Y

                          FORM 13F INFORMATION TABLE

                                                                                                  VOTING
                                                                                                 AUTHORITY
                                                                                                   SOLE      IN SEC
                        TITLE OF            VALUE     SHRS OR           PUT / INVESTMENT  OTHER   SHARED   13F FILING
NAME OF ISSUER   TICKER  CLASS     CUSIP   (X$1000)   PRN AMT   SH /PRN CALL  DISCRETION MANAGER   NONE      (Y/N)
--------------   ------ -------- --------- -------- ----------- ------- ----- ---------- ------- --------- ----------
Vanguard Total
  Bond Market
  ETF             BND     ETF    921937835 470,753  470,753,449   Prn    NA       Y         N      None        Y
iShares MSCI
  EAFE Value
  Index           EFV     ETF    464288877 162,632  162,632,099   Prn    NA       Y         N      None        Y
Vanguard High
  Dividend
  Yield Indx
  ETF             VYM     ETF    921946406 148,239  148,238,642   Prn    NA       Y         N      None        Y
iShares Russell
  1000 Value
  Index           IWD     ETF    464287598 160,667  160,667,097   Prn    NA       Y         N      None        Y
Vanguard Value
  ETF             VTV     ETF    922908744 172,250  172,250,140   Prn    NA       Y         N      None        Y
SPDR S&P
  Dividend        SDY     ETF    78464A763 123,446  123,445,951   Prn    NA       Y         N      None        Y
iShares Russell
  1000 Growth
  Index           IWF     ETF    464287614 125,741  125,741,128   Prn    NA       Y         N      None        Y
Vanguard FTSE
  All-World
  ex-US ETF       VEU     ETF    922042775  75,248   75,248,111   Prn    NA       Y         N      None        Y
iShares S&P 100
  Index           OEF     ETF    464287101  74,914   74,914,453   Prn    NA       Y         N      None        Y
Vanguard
  Growth ETF      VUG     ETF    922908736  78,840   78,840,002   Prn    NA       Y         N      None        Y
iShares MSCI
  EAFE Index      EFA     ETF    464287465  70,319   70,318,815   Prn    NA       Y         N      None        Y
iShares MSCI
  EAFE Growth
  Index           EFG     ETF    464288885  52,353   52,353,490   Prn    NA       Y         N      None        Y
iShares Russell
  1000 Index      IWB     ETF    464287622  48,191   48,190,970   Prn    NA       Y         N      None        Y
iShares Russell
  Midcap Index    IWR     ETF    464287499  39,385   39,384,833   Prn    NA       Y         N      None        Y
SPDR Dow Jones
  Industrial
  Average         DIA     ETF    78467X109  37,209   37,209,040   Prn    NA       Y         N      None        Y
Vanguard Short-
  Term Bond
  ETF             BSV     ETF    921937827  35,358   35,358,316   Prn    NA       Y         N      None        Y
iShares Russell
  2000 Index      IWM     ETF    464287655  23,373   23,373,339   Prn    NA       Y         N      None        Y
Vanguard
  Intermediate-
  Term Bond
  ETF             BIV     ETF    921937819  17,033   17,033,294   Prn    NA       Y         N      None        Y
iShares Russell
  Midcap
  Growth Index    IWP     ETF    464287481  10,689   10,688,874   Prn    NA       Y         N      None        Y
iShares Russell
  Midcap Value
  Index           IWS     ETF    464287473   6,329    6,329,306   Prn    NA       Y         N      None        Y
iShares Russell
  3000 Value
  Index           IWW     ETF    464287663   5,458    5,458,131   Prn    NA       Y         N      None        Y
Vanguard Small
  Cap Value
  ETF             VBR     ETF    922908611   3,879    3,879,150   Prn    NA       Y         N      None        Y
Vanguard Total
  Stock Market
  ETF             VTI     ETF    922908769   3,267    3,266,953   Prn    NA       Y         N      None        Y
Rydex S&P
  Equal Weight    RSP     ETF    78355W106   3,264    3,264,106   Prn    NA       Y         N      None        Y
Vanguard
  Mid-Cap
  Value ETF       VOE     ETF    922908512   2,903    2,902,676   Prn    NA       Y         N      None        Y
iShares S&P 500
  Value Index     IVE     ETF    464287408   2,531    2,531,264   Prn    NA       Y         N      None        Y
iShares S&P
  MidCap 400
  Value Index     IJJ     ETF    464287705   2,458    2,458,333   Prn    NA       Y         N      None        Y
iShares S&P
  SmallCap 600
  Value Index     IJS     ETF    464287879   1,403    1,402,790   Prn    NA       Y         N      None        Y
Vanguard
  Mid-Cap ETF      VO     ETF    922908629   1,380    1,380,488   Prn    NA       Y         N      None        Y
iShares S&P
  MidCap 400
  Index           IJH     ETF    464287507   1,376    1,375,742   Prn    NA       Y         N      None        Y
iShares Russell
  3000 Index      IWV     ETF    464287689   1,348    1,348,276   Prn    NA       Y         N      None        Y
Vanguard Small
  Cap ETF          VB     ETF    922908751   1,355    1,354,606   Prn    NA       Y         N      None        Y

SPDR S&P 500                         SPY ETF 78462F103     1,256 1,255,865 Prn NA  Y   N   None Y
Vanguard Small Cap Growth ETF        VBK ETF 922908595     1,393 1,393,404 Prn NA  Y   N   None Y
iShares S&P 500 Growth Index         IVW ETF 464287309     1,180 1,179,599 Prn NA  Y   N   None Y
Vanguard Large Cap ETF                VV ETF 922908637     1,255 1,254,631 Prn NA  Y   N   None Y
iShares S&P SmallCap 600 Index       IJR ETF 464287804       790   789,801 Prn NA  Y   N   None Y
iShares Russell 2000 Value Index     IWN ETF 464287630       706   706,208 Prn NA  Y   N   None Y
iShares Russell 3000 Growth Index    IWZ ETF 464287671       713   712,961 Prn NA  Y   N   None Y
Vanguard Mid-Cap Growth ETF          VOT ETF 922908538       697   696,701 Prn NA  Y   N   None Y
iShares S&P MidCap 400 Growth Index  IJK ETF 464287606       646   645,917 Prn NA  Y   N   None Y
iShares Russell 2000 Growth Index    IWO ETF 464287648       580   579,857 Prn NA  Y   N   None Y
iShares S&P SmallCap 600 Growth      IJT ETF 464287887       492   491,942 Prn NA  Y   N   None Y
                                                       ---------
                                                       1,973,301
                                                       =========